AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 97.2%
Communication Services - 9.2%
Meta Platforms, Inc., Class A	3,231	$1,798,730
Universal Music Group, N.V., ADR (Netherlands)	48,270	397,262
The Walt Disney Co.	18,310	1,761,239

Total Communication Services		3,957,231
Consumer Discretionary - 10.0%
Amazon.com, Inc.*	9,991	2,713,356
Lithia Motors, Inc.	985	379,639
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)[1]	10,771	1,179,855

Total Consumer Discretionary		4,272,850
Consumer Staples - 6.2%
BJ's Wholesale Club Holdings, Inc.*	17,664	1,727,186
Keurig Dr Pepper, Inc.	29,543	919,378

Total Consumer Staples		2,646,564
Energy - 2.3%
ExxonMobil Holdings Corp.	6,458	1,003,832
Financials - 26.1%
American Express Co.	4,705	1,582,056
Berkshire Hathaway, Inc., Class B*	7,001	3,581,292
Fairfax Financial Holdings, Ltd. (Canada)	1,228	2,049,102
First Citizens BancShares, Inc., Class A	456	997,113
The Progressive Corp.	4,396	929,402
Wells Fargo & Co.	12,736	1,101,027
Willis Towers Watson PLC (United Kingdom)	2,888	970,137

Total Financials		11,210,129
Health Care - 7.4%
Becton Dickinson & Co.	7,232	1,197,764
GE HealthCare Technologies, Inc.	16,695	1,135,594
Labcorp Holdings, Inc.	2,728	843,497

Total Health Care		3,176,855
Industrials - 16.3%
CACI International, Inc., Class A*	2,659	1,323,517
Fedex Freight Holding Co., Inc.*	10,928	1,535,712
Lockheed Martin Corp.	1,895	1,104,292
StandardAero, Inc.*,1	67,253	1,971,185
Union Pacific Corp.	3,581	1,046,118

Total Industrials		6,980,824
	Shares	Value
Information Technology - 4.7%
Microsoft Corp.	4,292	$1,994,578
Materials - 8.9%
Amrize, Ltd.	40,929	2,001,837
CRH PLC (Ireland)	19,080	1,812,791

Total Materials		3,814,628
Real Estate - 2.8%
Mid-America Apartment Communities, Inc., REIT	8,942	1,183,384
Utilities - 3.3%
Constellation Energy Corp.	5,462	1,435,141

Total Common Stocks (Cost $39,491,757)		41,676,016

	Principal Amount
Short-Term Investments - 3.7%
Joint Repurchase Agreements - 0.1%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $2,001 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $2,041)	$2,000	2,000
Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $3,958 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $4,036)	3,957	3,957
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $40,012 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $40,800)	40,000	40,000

Total Joint Repurchase Agreements		45,957
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $1,538,429 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $1,568,830)	1,538,000	1,538,000

Total Short-Term Investments (Cost $1,583,957)		1,583,957
Total Investments - 100.9% (Cost $41,075,714)		43,259,973
Other Assets, less Liabilities - (0.9)%		(392,615)
Net Assets - 100.0%		$42,867,358

*	Non-income producing security.
[1]	Some of these securities, amounting to $46,641 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$41,676,016	—	—	$41,676,016
Short-Term Investments
Joint Repurchase Agreements	—	$45,957	—	45,957
Repurchase Agreements	—	1,538,000	—	1,538,000
Total Investments in Securities	$41,676,016	$1,583,957	—	$43,259,973

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$46,641	$45,957	$1,745	$47,702
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.500%-4.875%	12/15/26-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.